Private Placement (Details) - USD ($)		1 Months Ended	2 Months Ended	6 Months Ended
	Apr. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Jun. 30, 2020
Private Placement, Disclosure [Line Items]
Aggregate purchase price				$ 9,200,000
Private placement | Common Class A
Private Placement, Disclosure [Line Items]
Number of shares called for by each public warrant (in shares)	1	1	1
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50
Private placement | Sponsor
Private Placement, Disclosure [Line Items]
Number of warrants issued	6,133,333	6,133,333	6,133,333
Issue price of warrants (in dollars per share)	$ 1.50	$ 1.50	$ 1.50
Aggregate purchase price	$ 9,200,000	$ 9,200,000	$ 9,200,000